FCI-Q3

Quarterly Report
September 30, 2025
MFS®  International
Growth Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace & Defense – 2.5%
Rolls-Royce Holdings PLC	485,320	$7,767,209
Singapore Technologies Engineering Ltd.	125,500	837,672
		$8,604,881
Alcoholic Beverages – 3.6%
Diageo PLC	137,886	$3,282,488
Heineken N.V.	89,189	6,965,737
Pernod Ricard S.A.	24,067	2,366,395
		$12,614,620
Apparel Manufacturers – 2.7%
Burberry Group PLC (a)	66,805	$1,054,361
Kering S.A.	4,776	1,591,584
LVMH Moet Hennessy Louis Vuitton SE	10,945	6,697,072
		$9,343,017
Brokerage & Asset Managers – 3.6%
B3 S.A. - Brasil Bolsa Balcao	1,102,800	$2,776,555
Banco BTG Pactual S.A.	193,735	1,756,710
Deutsche Boerse AG	16,270	4,360,224
London Stock Exchange Group PLC	17,053	1,958,231
XP, Inc.	79,674	1,497,075
		$12,348,795
Business Services – 4.5%
Compass Group PLC	93,329	$3,174,353
Experian PLC	89,804	4,522,732
Nomura Research Institute Ltd.	96,800	3,713,334
OBIC Co. Ltd.	92,200	3,213,300
Sodexo	15,151	953,839
		$15,577,558
Chemicals – 0.5%
UPL Ltd.	218,654	$1,614,994
Computer Software – 6.0%
Dassault Systemes SE	83,125	$2,796,243
Kingsoft Corp.	227,000	1,009,868
Oracle Corp. Japan	21,700	2,215,708
SAP SE	42,930	11,509,174
Totvs S.A.	257,100	2,218,724
Wisetech Global Ltd.	20,603	1,230,378
		$20,980,095
Computer Software - Systems – 6.8%
Amadeus IT Group S.A.	90,056	$7,127,646
Cap Gemini S.A.	32,166	4,680,704
Hitachi Ltd.	440,300	11,700,842
		$23,509,192
Construction – 1.4%
James Hardie Industries PLC, GDR (a)	102,944	$1,912,754
Kingspan Group PLC	12,587	1,059,746
Sika AG	8,219	1,841,940
		$4,814,440

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.6%
AmorePacific Corp.	18,521	$1,614,424
Haleon PLC	426,455	1,926,273
Reckitt Benckiser Group PLC	73,080	5,644,021
		$9,184,718
Electrical Equipment – 3.7%
Schneider Electric SE	45,421	$12,822,599
Electronics – 7.0%
ASML Holding N.V.	3,990	$3,890,100
Taiwan Semiconductor Manufacturing Co. Ltd.	481,000	20,595,347
		$24,485,447
Energy - Independent – 0.7%
Reliance Industries Ltd.	157,941	$2,426,338
Food & Beverages – 2.8%
Nestle S.A.	105,043	$9,641,972
Food & Drug Stores – 0.5%
Sugi Holdings Co. Ltd.	69,300	$1,671,054
Gaming & Lodging – 2.8%
Aristocrat Leisure Ltd.	64,996	$3,009,689
Flutter Entertainment PLC (a)	16,929	4,299,966
Lottery Corp. Ltd.	164,180	638,791
Sands China Ltd.	646,400	1,802,489
		$9,750,935
Insurance – 2.5%
AIA Group Ltd.	915,800	$8,785,005
Interactive Media Services – 1.3%
LY Corp.	525,300	$1,691,148
NAVER Corp.	14,567	2,787,669
		$4,478,817
Internet – 0.5%
Mercadolibre, Inc. (a)	704	$1,645,206
Leisure & Toys – 1.6%
Tencent Holdings Ltd.	66,800	$5,691,170
Machinery & Tools – 8.0%
Assa Abloy AB	181,080	$6,353,589
Atlas Copco AB, “A”	104,709	1,783,002
Delta Electronics, Inc.	265,000	7,425,356
GEA Group AG	70,109	5,179,420
RB Global, Inc.	63,632	6,892,209
		$27,633,576
Major Banks – 1.4%
DBS Group Holdings Ltd.	122,590	$4,861,024
Medical Equipment – 4.1%
EssilorLuxottica	20,406	$6,655,947
Qiagen N.V.	70,037	3,110,621
Sonova Holding AG	7,420	2,033,104

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Terumo Corp.	140,600	$2,322,655
		$14,122,327
Natural Gas - Distribution – 0.2%
China Resources Gas Group Ltd.	338,400	$862,747
Oil Services – 0.4%
Tenaris S.A.	78,248	$1,400,542
Other Banks & Diversified Financials – 5.6%
Credicorp Ltd.	15,946	$4,246,101
Element Fleet Management Corp.	153,782	3,982,398
Grupo Financiero Banorte S.A. de C.V.	290,959	2,930,959
HDFC Bank Ltd.	522,024	5,591,303
Kasikornbank Co. Ltd.	243,900	1,256,945
Kotak Mahindra Bank Ltd.	58,679	1,316,942
		$19,324,648
Pharmaceuticals – 6.3%
AstraZeneca PLC	34,443	$5,261,282
Daiichi Sankyo Co. Ltd.	155,700	3,490,181
Merck KGaA	14,623	1,880,953
Novo Nordisk A.S., “B”	43,051	2,376,231
Roche Holding AG	27,405	9,019,842
		$22,028,489
Precious Metals & Minerals – 5.0%
Agnico Eagle Mines Ltd.	46,376	$7,810,975
Franco-Nevada Corp.	34,183	7,608,585
Northern Star Resources Ltd. Co.	120,890	1,898,232
		$17,317,792
Restaurants – 0.5%
Yum China Holdings, Inc.	26,774	$1,149,140
Yum China Holdings, Inc.	11,550	506,114
		$1,655,254
Specialty Chemicals – 6.5%
Air Liquide S.A.	32,823	$6,830,842
Akzo Nobel N.V.	24,538	1,745,817
Linde PLC	16,913	8,033,675
Resonac Holdings Corp.	78,000	2,648,260
Symrise AG	36,542	3,184,446
		$22,443,040
Specialty Stores – 2.2%
Alibaba Group Holding Ltd.	153,400	$3,489,074
Pan Pacific International Holdings Corp.	335,000	2,208,642
Zalando SE (a)	67,919	2,082,208
		$7,779,924
Total Common Stocks		$339,420,216

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 4.19% (v)	7,091,992	$7,092,701

Other Assets, Less Liabilities – 0.1%		485,164
Net Assets – 100.0%		$346,998,081

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,092,701 and
$339,420,216, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
GDR	Global Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$45,395,225	$—	$45,395,225
Japan	34,875,124	—	—	34,875,124
United Kingdom	10,941,562	23,649,388	—	34,590,950
Germany	—	31,307,046	—	31,307,046
Taiwan	28,020,703	—	—	28,020,703
Canada	26,294,167	—	—	26,294,167
Switzerland	9,641,972	12,894,886	—	22,536,858
United States	13,978,847	—	—	13,978,847
China	12,708,113	—	—	12,708,113
Other Countries	58,756,590	30,956,593	—	89,713,183
Investment Companies	7,092,701	—	—	7,092,701
Total	$202,309,779	$144,203,138	$—	$346,512,917
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,420,229	$57,022,634	$55,349,893	$310	$(579)	$7,092,701

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$171,604	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2025, are as follows:
France	13.1%
Japan	10.1%
United Kingdom	10.0%
Germany	9.0%
Taiwan	8.1%
Canada	7.6%
Switzerland	6.5%
United States	6.2%
China	3.7%
Other Countries	25.7%